MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

June 29, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley New York Municipal Money Market Trust
File Nos. 033-32763; 811-05987

Ladies and Gentlemen:

On behalf of Morgan Stanley New York Municipal Money Market Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated May 1, 2017. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated June 16, 2017 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai